Inventory - Summary of Inventory (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Finished goods	¥ 6,081,927	¥ 3,898,396
Raw materials	2,736,646	1,634,792
Work-in-process	1,562,095	29,734
Total	¥ 10,380,668	¥ 5,562,922